Class A – LSEAX

Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated October 29, 2015
to the Statement of Additional Information (“SAI”) dated February 1, 2015

______________________________________________________________________

Effective as of September 17, 2015, Caerus Investors, LLC replaced Caerus Global Investors, LLC as a sub-adviser to the Persimmon Long/Short Fund (the “Fund”). The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces similar information for Caerus Global Investors, LLC in the section entitled “Portfolio Managers” on page 29 of the SAI:

Sub-Adviser(s)
Caerus Investors, LLC	Ward Davis
Brian Agnew

_________________________________

The following replaces similar information for Caerus Global Investors, LLC in the section entitled “Portfolio Managers” on page 30 of the SAI:

Sub- Adviser Portfolio Managers:

Caerus Investors, LLC*
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ward Davis	None	$0	None	$0	4	$89,452,546
Brian Agnew	None	$0	None	$0	4	$89,452,546
Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ward Davis	None	$0	None	$0	3	$88,756,646
Brian Agnew	None	$0	None	$0	3	$88,756,646

* Information provided as of October 1, 2015.

_________________________________

The following information replaces similar information for Ward Davis and Brian Agnew in the subsection entitled “Ownership of Securities” of the section entitled “Portfolio Managers” on page 33 of the SAI:

Ownership of Securities.

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Ward Davis*	None
Brian Agnew*	None

* Information provided as of October 1, 2015.

_________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2015, as supplemented. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.